As filed with the Securities and Exchange Commission on May 31, 2011.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22228

PNMAC MORTGAGE OPPORTUNITY FUND, LP

27001 Agoura Rd., Suite 350
Calabasas, California 91301

Jeff Grogin, Secretary
PNMAC MORTGAGE OPPORTUNITY FUND, LP
27001 Agoura Rd., Suite 350, Calabasas, California 91301

Copies to:
Richard T. Prins, Esq.
Skadden, Arps, Slate, Meagher & Flom LP
Four Times Square
New York, New York 10036
(818) 224-7050

Date of fiscal year end: December 31, 2011

Date of reporting period:  March 31, 2011

Item 1. Schedule of Investments.

PNMAC Mortgage Opportunity Fund, LP
Schedule of Investments
March 31, 2011 (Unaudited)
	Shares or
	Principal Amount	Fair Value
INVESTMENTS - 142.7%
Mortgage Investments - 76.8%*
PNMAC Mortgage Co., LLC	$132,813,386	$172,171,903
PNMAC Mortgage Co Funding, LLC	117,256,289	109,258,156
PNMAC Mortgage Co. (FI), LLC	29,994,212	35,455,966
Total Mortgage Investments (Cost $280,063,887)	280,063,887	316,886,025

Mortgage-Backed Securities - 63.2%*
Countrywide Asset Backed Certificates, CWL 2005-11 AF6
5.05%, 02/25/36	2,691,820	2,409,179
Countrywide Asset Backed Certificates, CWL 2006-SD2 IAI
0.58%, 05/25/46	7,503,971	5,177,740
Ellington Loan Acquisition Trust, ELAT 2007-1 A2A1
1.23%, 05/26/37	917,723	871,837
Vericrest Opportunity Loan Transferee, VOLT 2009-PLIA A
6.00%, 08/25/50**	43,646,962	42,774,023
PennyMac Loan Trust, PNMAC 2010-NPL1 M2
5.00%, 05/01/50**	38,311,011	35,629,241
GSAMP Trust, GSAMP 2006-HE6 A2
5.41%, 08/25/36**	14,468,076	13,853,617
Morgan Stanley Capital Inc, MSAC 2007-NC3 A2A
5.38%, 05/25/37**	15,101,520	14,610,720
Morgan Stanley Home Equity Loan Trust, MSHEL 2006-2 A3
4.99%, 02/25/36**	12,942,821	12,410,871
CitiGroup Mortgage Loan Trust Inc, CMLTI 2007-WFH2 A2
5.36%, 12/25/36**	5,303,523	5,131,158
Novastar Home Equity Loan, NHEL 2007-1 A2A1
5.42%, 03/25/37**	7,027,647	6,764,110
Novastar Home Equity Loan, NHEL 2007-1 A2A1
5.42%, 03/25/37**	6,302,173	6,065,841
Morgan Stanley Home Equity Loan Trust, MSHEL 2007-1 A1
5.37%, 12/25/36**	2,552,161	2,520,259
GSAMP Trust, GSAMP 2006-HE6 A2
5.41%, 08/25/36**	8,750,140	8,378,522
Countrywide Asset Backed Certificates, CWL 2006-23 2A2
5.46%, 05/25/37	38,054,247	37,300,773
CitiGroup Mortgage Loan Trust Inc, CMLTI 2007-WFH2 A2
5.47%, 03/25/37**	25,137,170	24,068,840
CitiGroup Mortgage Loan Trust Inc, CMLTI 2007-AHL1 A2A
5.36%, 12/25/36**	5,303,523	5,131,158
SWDNSI Trust Series 2010-2^	70,342,962	37,605,437
Total Mortgage-Backed Securities (Cost $256,870,846)	304,357,450	260,703,326

Short-Term Investments - 2.7%*
Black Rock Liquidity Fund - TempFund Institutional Shares	5,969,944	5,969,944
Bank of America Collateral Account	3,093,681	3,093,681
Wells Fargo Collateral Account	2,088,000	2,088,000
Total Short-Term Investments (Cost $11,151,625)	11,151,625	11,151,625

TOTAL INVESTMENTS - 142.7%* (Cost $548,086,358)		588,740,976

LIABILITIES - (42.3%)*
Securities Sold Under Agreements to Repurchase - (42.3%)*
Agreement with Bank of America, 1.85% (Eligible assets are pledged as collateral)		(31,924,000)
Agreement with Citigroup Global Markets, 3.55% (Eligible assets are pledged as collateral)		(22,777,000)
Agreement with Wells Fargo, 1.01% (Eligible assets are pledged as collateral)		(119,827,000)
Total Securities Sold Under Agreements to Repurchase		(174,528,000)

Liabilities in Excess of Other Assets - (0.4%)*		(1,668,863)
TOTAL PARTNERS' CAPITAL - 100%*		$412,544,113

* Percentages are stated as a percent of partners' capital.
** All or a portion of these securities are pledged under repurchase agreements.
^ Investment represents securities held or issued by related parties
All investments are in the United States of America

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows:
Cost of investments		$548,086,358
Gross unrealized appreciation		49,165,997
Gross unrealized depreciation		(8,511,379)
Net unrealized appreciation		$40,654,618

PNMAC Mortgage Opportunity Fund, LP

FAS 157 - Summary of Fair Value Exposure at March 31, 2011.

The Master Fund carries its investments at fair value. The Fund applies the hierarchy described in the Fair Value Measurements and Disclosures topic of the Financial Accounting Standards Board's Accounting Standards Codification, which prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active market for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
Each financial instrument's level assignment within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement for that particular instrument. The three levels of the hierarchy are described below:

Level 1 - Quoted prices in active market for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayments speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Master Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may also result in transfer in or out of an investment's assigned level within the hierarchy.

Following is a summary of financial statement items that are measured at estimated fair value on a recurring basis as of March 31, 2011:

Description	Total	Level 1	Level 2	Level 3
Short-term Investments	$11,151,625	$11,151,625	$-	$-
Mortgage-Backed Securities	260,703,326	-	-	260,703,326
Mortgage Investments	316,886,025	-	-	316,886,025
Total Investments	$588,740,976	$11,151,625	$-	$577,589,351

As of March 31, 2011, there were no significant transfers between Level 1 and Level 2.

Following is a summary of changes in Statement of Assets and Liabilities line items measured using Level 3 inputs:

	Mortgage Investments	Mortgage-Backed Securities	Total
Balance as of 12/31/010	$337,678,908	$167,449,593	$505,128,501
Accrued discounts/premiums	-	1,308,300	1,308,300
Realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	9,919,239	714,805	10,634,044
Purchases	106,356	85,721,288	85,827,644
Sales	(13,461,401)	(11,847,737)	(25,309,138)
Repayments	(17,357,077)	17,357,077	-
Balance as of 03/31/11	$316,886,025	$260,703,326	$577,589,351

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PNMAC Mortgage Opportunity Fund, LP

By           /s/ Stanford L. Kurland
                     Stanford L. Kurland, CEO

Date          5/25/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /s/ Standford L. Kurland
                     Stanford L. Kurland, CEO

Date          5/25/11

By        /s/Anne McCallion
             Anne McCallion, CFO

Date          5/25/11